CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
Statutory reserve	$ 2,782	$ 2,782
PRC subsidiaries
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
Minimum percentage of net profit to be allocated to statutory reserve fund	10.00%
Statutory reserve	2,782	2,782
Restricted cash denominated in RMB	2,593	3,520
The company
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
Statutory reserve	2,782	2,782
Cash and bank deposits in the PRC	38,482	38,355
Cash and bank deposits in the PRC denominated in RMB	31,027	31,048
Restricted net assets	$ 70,457	$ 64,512